INVESTMENTS IN ASSOCIATES, JOINT VENTURES AND OTHER INVESTMENTS	6 Months Ended
Jun. 30, 2025
Investments accounted for using equity method [abstract]
INVESTMENTS IN ASSOCIATES, JOINT VENTURES AND OTHER INVESTMENTS	INVESTMENTS IN ASSOCIATES, JOINT VENTURES AND OTHER INVESTMENTS
As of June 30, 2025, the Company reviewed the recoverable amount based on a value in use calculation of its investment in Tameh Holding ("Tameh"), a joint venture between ArcelorMittal and Tauron Polska Energia S.A. ("Tauron") including three energy production facilities located in Poland and recognized accordingly a 81 impairment loss.